PROPERTY AND EQUIPMENT (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
PROPERTY AND EQUIPMENT
Beginning balance	Rp 178,800		Rp 171,491
Ending balance	178,585	$ 11,095	178,800
Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	377,774		361,300
Acquisition	314
Additions	24,436		32,858
Deductions	(15,353)		(4,985)
Reclassifications/Translations	(433)		(11,399)
Ending balance	386,738		377,774
Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(198,974)		(189,809)
Additions	24,231		24,838
Deductions	15,046		4,728
Reclassifications/Translations	(6)		(10,945)
Ending balance	(208,153)		(198,974)
Buildings | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	19,596		18,947
Additions	221		569
Deductions	(32)		(34)
Reclassifications/Translations	1,122		114
Ending balance	20,907		19,596
Buildings | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(6,818)		(6,228)
Additions	650		649
Deductions	27		11
Reclassifications/Translations	20		(48)
Ending balance	(7,461)		(6,818)
Leasehold improvements | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	1,675		1,571
Additions	40		28
Deductions	(94)		(14)
Reclassifications/Translations	174		90
Ending balance	1,795		1,675
Leasehold improvements | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(1,312)		(1,207)
Additions	128		141
Deductions	86		6
Reclassifications/Translations	(7)		(30)
Ending balance	(1,347)		(1,312)
Switching equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	19,636		20,083
Additions	228		582
Deductions	(1,090)		(309)
Reclassifications/Translations	696		(720)
Ending balance	19,470		19,636
Switching equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(14,121)		(14,100)
Additions	1,756		1,967
Deductions	1,088		309
Reclassifications/Translations	6		(1,637)
Ending balance	(14,795)		(14,121)
Telegraph, telex and data communication equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	1,583		1,583
Deductions	(1,578)
Ending balance	5		1,583
Telegraph, telex and data communication equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(1,582)		(1,582)
Deductions	1,578
Ending balance	(4)		(1,582)
Transmission installation and equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	180,664		171,106
Additions	1,393		5,839
Deductions	(9,972)		(3,562)
Reclassifications/Translations	10,085		7,281
Ending balance	182,170		180,664
Transmission installation and equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(104,347)		(97,335)
Additions	11,713		12,171
Deductions	9,787		3,372
Reclassifications/Translations	48		(1,787)
Ending balance	(106,321)		(104,347)
Satellite, earth station and equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	10,941		10,804
Additions	50		137
Deductions	(114)
Reclassifications/Translations	3,918
Ending balance	14,795		10,941
Satellite, earth station and equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(6,726)		(6,041)
Additions	719		746
Deductions	114
Reclassifications/Translations	46		(61)
Ending balance	(7,377)		(6,726)
Cable network | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	76,769		74,695
Acquisition	314
Additions	4,731		5,762
Deductions	(15)		(6)
Reclassifications/Translations	(224)		(3,682)
Ending balance	81,575		76,769
Cable network | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(20,393)		(22,510)
Additions	3,383		3,215
Deductions	15		6
Reclassifications/Translations	36		(5,326)
Ending balance	(23,797)		(20,393)
Power supply | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	24,348		23,276
Additions	559		722
Deductions	(730)		(768)
Reclassifications/Translations	1,427		1,118
Ending balance	25,604		24,348
Power supply | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(17,387)		(16,890)
Additions	2,014		1,861
Deductions	710		758
Reclassifications/Translations	29		(606)
Ending balance	(18,720)		(17,387)
Data processing equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	21,893		20,954
Additions	332		557
Deductions	(1,577)		(218)
Reclassifications/Translations	1,292		600
Ending balance	21,940		21,893
Data processing equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(16,149)		(15,490)
Additions	2,031		2,093
Deductions	1,545		217
Reclassifications/Translations	(103)		(1,217)
Ending balance	(16,532)		(16,149)
Other telecommunication peripherals | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	11,087		10,402
Additions	412		468
Deductions	(4)
Reclassifications/Translations	743		217
Ending balance	12,238		11,087
Other telecommunication peripherals | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(7,700)		(6,067)
Additions	1,517		1,659
Deductions	1
Reclassifications/Translations			(26)
Ending balance	(9,216)		(7,700)
Office equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	2,696		2,625
Acquisition	0
Additions	84		96
Deductions	(74)		(18)
Reclassifications/Translations	13		(7)
Ending balance	2,719		2,696
Office equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(2,136)		(2,073)
Additions	278		285
Deductions	68		18
Reclassifications/Translations	(62)		(204)
Ending balance	(2,284)		(2,136)
Vehicles | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	593		605
Acquisition	0
Additions	15		48
Deductions	(42)		(56)
Reclassifications/Translations	(36)		(4)
Ending balance	530		593
Vehicles | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(256)		(242)
Additions	38		48
Deductions	27		31
Reclassifications/Translations	(17)		(3)
Ending balance	(250)		(256)
Other equipment | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	53		51
Additions	3		1
Reclassifications/Translations	4		1
Ending balance	60		53
Other equipment | Accumulated depreciation
PROPERTY AND EQUIPMENT
Beginning balance	(47)		(44)
Additions	4		3
Reclassifications/Translations	(2)
Ending balance	(49)		(47)
Property under construction | Gross or Cost
PROPERTY AND EQUIPMENT
Beginning balance	6,240		4,598
Additions	16,368		18,049
Deductions	(31)
Reclassifications/Translations	(19,647)		(16,407)
Ending balance	Rp 2,930		Rp 6,240